UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Address of principal executive offices) (Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Name and address of agent for service)

Registrant's telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record

During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	FORTUNE V SEPARATE ACCOUNT

By (Signature and Title):	/s/ Jose C. Benitez
Jose C. Benitez, President

Date:	August 27, 2021